Checking Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Checking Accounts [Abstract]
Checking Accounts [Table Text Block]

	December 31, 2024	December 31, 2023

Banking accounts (i)	10,972,294	9,316,715
Merchant's payment account (ii)	1,058,279	2,066,209
	12,030,573	11,382,924